Financial Instruments - Summary of Categories of Financial Instruments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Mandatorily at FVTPL	$ 6,628,690	$ 216,482	$ 8,934,151
Measured at amortized cost (Note 1)	182,950,517	5,974,870	188,733,772
Trade receivables, net	99,529,100	3,250,461	114,646,999
Held for trading	1,302,342	42,532	626,760
Financial liabilities for hedging	12,516,971	408,784	12,204,620
Measured at amortized cost (Note 2)	295,102,540	9,637,574	337,771,707
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments	620,831	20,275	482,559
Debt instruments	1,042,906	34,060	1,059,712
Trade receivables, net	$ 5,637,485	$ 184,111	$ 5,402,714